Income taxes (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Income Tax Expense

	For the three months ended June 30,		For the six month ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Income tax expense	(94,178)	(2,741,102)	(154,835)	(2,779,817)
Income tax expense	(94,178)	(2,741,102)	(154,835)	(2,779,817)

Summary of Reconciliation of Income Tax Benefit And The Accounting Loss

	For the three months ended June 30,		For the six month ended June 30,
	2023	2022	2023	2022
	€	€	€	€
Loss before income tax	(21,803,695)	(9,879,966)	(44,373,987)	(25,868,281)
Income tax against statutory rate in The Netherlands (25.8%)	5,625,353	2,549,031	11,448,489	6,674,016
Effect of tax rates in other countries	(3,135,934)	(3,211,414)	(6,380,538)	(6,017,458)
Current period losses for which no deferred tax asset has been recognized	(2,473,007)	(1,994,025)	(4,989,138)	(3,246,315)
Non-deductible expenses	(110,591)	(84,694)	(233,648)	(190,060)
Total tax charge	(94,178)	(2,741,102)	(154,835)	(2,779,817)